The following table presents the production referring to Petrobras's participation in the main fields in which the Company is the operator in the partnership: (Details)	12 Months Ended
Dec. 31, 2021
Tupi B M S 11 [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
Name of joint operation	Tupi (BMS-11)
Location	Santos basin pre-salt
Petrobras	65.00%
Operator	75600.00%
Terms of the joint venture operation	Concession
Tupi B M S 11 [Member] | Shell [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	25.00%
Tupi B M S 11 [Member] | Petrogal [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	10.00%
Bzios Eco [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
Name of joint operation	BÚZIOS – ECO
Location	Santos basin
Petrobras	90.00%
Operator	15080.00%
Terms of the joint venture operation	Production sharing
Bzios Eco [Member] | Cnodc [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	5.00%
Bzios Eco [Member] | C N O O C [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	5.00%
Roncador [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
Name of joint operation	Roncador
Location	Campos basin
Petrobras	75.00%
Operator	11610.00%
Terms of the joint venture operation	Concession
Roncador [Member] | Cnodc [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	25.00%
Sapinhoa [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
Name of joint operation	Sapinhoá (BMS-9)
Location	Santos basin pre-salt
Petrobras	45.00%
Operator	11480.00%
Terms of the joint venture operation	Concession
Sapinhoa [Member] | Shell [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	30.00%
Sapinhoa [Member] | Repsol Sinopec [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	25.00%
Tartaruga Verde [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
Name of joint operation	Tartaruga Verde
Location	Campos basin
Petrobras	50.00%
Operator	4300.00%
Terms of the joint venture operation	Concession
Tartaruga Verde [Member] | Petronas [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	50.00%
Sururu [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
Name of joint operation	Sururu
Location	Santos basin pre-salt
Petrobras	42.50%
Operator	2620.00%
Terms of the joint venture operation	Concession
Sururu [Member] | Shell [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	25.00%
Sururu [Member] | Petrogal [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	10.00%
Sururu [Member] | Total [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	22.50%
Albacora Leste [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
Name of joint operation	Albacora Leste
Location	Campos basin
Petrobras	90.00%
Operator	2490.00%
Terms of the joint venture operation	Concession
Albacora Leste [Member] | Repsol Sinopec [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	10.00%
Berbigo [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
Name of joint operation	Berbigão
Location	Santos basin pre-salt
Petrobras	42.50%
Operator	1870.00%
Terms of the joint venture operation	Concession
Berbigo [Member] | Repsol Sinopec [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	25.00%
[custom:PercentageOfProductionSharingOfFellowPartnersPetrogal]	10.00%
Berbigo [Member] | Total [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	22.50%
Mero [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
Name of joint operation	Mero
Location	Santos basin pre-salt
Petrobras	40.00%
Operator	1040.00%
Terms of the joint venture operation	Production sharing
Mero [Member] | Repsol Sinopec [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	20.00%
Mero [Member] | Total [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	20.00%
Oeste De Atapu [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
Name of joint operation	Oeste de Atapu
Location	Santos basin pre-salt
Petrobras	42.50%
Operator	1040.00%
Terms of the joint venture operation	Concession
Oeste De Atapu [Member] | Repsol Sinopec [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	25.00%
[custom:PercentageOfProductionSharingOfFellowPartnersPetrogal]	10.00%
Oeste De Atapu [Member] | Total [Member]
DisclosurePartnershipsInAndPActivitiesLineItems [Line Items]
[custom:PercentageOfProductionSharingOfFellowPartners]	22.50%